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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-02729
                                                     ---------

                          Short-Term Investments Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 1000 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              John M. Zerr, Esquire
               11 Greenway Plaza, Suite 1000 Houston, Texas 77046
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

                                    Copy to:

                             Peter Davidson, Esquire
                             Invesco Advisers, Inc.
                          11 Greenway Plaza, Suite 1000
                                Houston, TX 77046

Registrant's telephone number, including area code: (713) 626-1919
                                                    --------------

Date of fiscal year end:  8/31
                          ----

Date of reporting period: 7/01/11 - 6/30/12
                          ------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02729
Reporting Period: 07/01/2011 - 06/30/2012
Short-Term Investments Trust









======================== Government & Agency Portfolio =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== Government TaxAdvantage Portfolio =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========================== Liquid Assets Portfolio ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============================= STIC Prime Portfolio =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= Tax-Free Cash Reserve Portfolio ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============================== Treasury Portfolio ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SHORT-TERM INVESTMENTS TRUST

By (Signature and Title)*           /s/ KAREN DUNN KELLEY
                          ------------------------------------------------------
                                      Karen Dunn Kelley
                                Principal Executive Officer

Date August 24, 2012

* Please print the name and title of the signing officer below the signature.